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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07339

                          Pioneer Small Company Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2004 through April 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     SMALL
                                    COMPANY
                                      FUND

                                   Semiannual
                                     Report

                                    4/30/05


                                 [LOGO]PIONEER
                                       Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1
Portfolio Summary                                                              2
Prices and Distributions                                                       3
Performance Update                                                             4
Comparing Ongoing Fund Expenses                                                8
Portfolio Management Discussion                                               10
Schedule of Investments                                                       14
Financial Statements                                                          24
Notes to Financial Statements                                                 32
Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       39
Trustees, Officers and Service Providers                                      44

Pioneer Small Company Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/05
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
U.S. stocks moved higher early in 2005, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from then on, soaring prices for heating oil and gasoline, plus the steady ratcheting up of interest rates by the Federal Reserve Board overwhelmed sentiment and caused stocks to retrace their gains. By the end of April, the Dow Industrials, the S&P 500 and the tech-heavy NASDAQ composite were in negative territory for the year.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. In addition, large-capitalization stocks held up better than small- and mid-sized issues that might be more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan.

Determined to prevent damaging inflation, the Fed has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk-averse; high-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed small declines, with long-term issues showing positive. Municipal revenue bonds trended higher even against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Oil prices have receded from their record highs, but high energy costs and rising interest rates may be in the headlines for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Expanding your opportunities

This period was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         90.2%
Temporary Cash Investment                                                   8.0%
International Common Stocks                                                 1.0%
Depository Receipts for International Stocks                                0.7%
Warrants                                                                    0.1%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 22.6%
Information Technology                                                     16.1%
Industrials                                                                14.1%
Health Care                                                                13.8%
Consumer Discretionary                                                     13.2%
Materials                                                                   8.2%
Energy                                                                      5.1%
Consumer Staples                                                            2.9%
Utilities                                                                   2.3%
Telecommunication Services                                                  1.7%




10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.    Provident Senior Living (144A)                                      1.59%
  2.    Forest Oil Corp.                                                    1.37
  3.    Ruby Tuesday, Inc.                                                  1.14
  4.    NS Group, Inc.                                                      1.10
  5.    Stage Stores, Inc.                                                  1.09
  6.    Aeropostale, Inc.                                                   1.05
  7.    Arris Group, Inc.                                                   1.02
  8.    Mega Blocks, Inc. (144A)                                            1.01
  9.    Lifeline Systems, Inc.                                              0.99
 10.    Universal Health Services, Inc. (Class B)                           0.93

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   4/30/05   10/31/05
------- ---------  ---------
    A    $13.82    $15.62
    B    $12.72    $14.53
    C    $12.55    $14.35
    R    $13.82    $15.62

Distributions Per Share
--------------------------------------------------------------------------------

                    11/1/04 - 4/30/05
                    -----------------
           Income      Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
------- ----------- --------------- --------------
    A       $ -           $ -       $1.2805
    B       $ -           $ -       $1.2805
    C       $ -           $ -       $1.2805
    R       $ -           $ -       $1.2805

Pioneer Small Company Fund

-------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

-----------------------------------------------------
Average Annual Total Returns
(As of April 30, 2005)
                                            Public
                              Net Asset    Offering
Period                          Value     Price (POP)
 Life-of-Class
 (11/2/95)                      7.59%        6.93%
 5 Years                        3.19         1.97
 1 Year                         0.43        -5.35

-----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                     Pioneer
                      Small       Russell
                     Company       2000
  Date                Fund         Index
----------           -------     --------
11/95                  9428        10000
                      11383        11365
4/97                  11638        11373
                      15868        16193
4/99                  12087        14693
                      15300        17400
4/01                  17317        16902
                      18888        18031
4/03                  13453        14288
                      17827        20290
4/05                  17904        21246

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns assume reinvestment of dividends and, Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS B SHARES

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

---------------------------------------------------

Average Annual Total Returns
(As of April 30, 2005)
                                 If          If
Period                          Held      Redeemed
 Life-of-Class
 (11/2/95)                      6.79%       6.79%
 5 Years                        2.37        2.37
 1 Year                        -0.51       -4.16

---------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Pioneer
                        Small     Russell
                       Company     2000
  Date                  Fund       Index
----------            -------     --------
11/95                  10000       10000
                       12026       11365
4/97                   12209       11373
                       16522       16193
4/99                   12505       14693
                       15714       17400
4/01                   17637       16902
                       19110       18031
4/03                   13516       14288
                       17757       20290
4/05                   17667       21246

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an Index.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS C SHARES

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

---------------------------------------------------

Average Annual Total Returns
(As of April 30, 2005)
                                 If           If
Period                          Held       Redeemed
 Life-of-Class
 (1/31/96)                      5.71%        5.71%
 5 Years                        2.35         2.35
 1 Year                        -0.51        -0.51

---------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Pioneer
                        Small     Russell
                       Company     2000
  Date                  Fund       Index
----------            -------     --------
1/96                   10000      10000
                       11526      11085
4/97                   11692      11092
                       15832      15793
4/99                   11951      14331
                       14884      16971
4/01                   16807      16486
                       18147      17586
4/03                   12801      13936
                       16803      19790
4/05                   16717      20722

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If held" results represent the percent change in net asset value per share. Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ. Returns would have been lower had sales charges been reflected.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an Index.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS R SHARES

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

---------------------------------------------------

Average Annual Total Returns
(As of April 30, 2005)
                                 If           If
Period                          Held       Redeemed
 Life-of-Class
 (11/2/95)                      7.17%        7.17%
 5 Years                        2.89         2.89
 1 Year                         0.36         0.36

---------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                      Pioneer
                        Small     Russell
                       Company     2000
  Date                  Fund       Index
----------            -------     --------
1/95                    10000      10000
                        12060      11365
4/97                    12262      11373
                        16643      16193
4/99                    12607      14693
                        15881      17400
4/01                    17881      16902
                        19405      18031
4/03                    13762      14288
                        18248      20290
4/05                    18315      21246

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including retirement plan investors. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an Index.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Company Fund

Based on actual returns from November 1, 2004 through April 30, 2005

Share Class                             A              B              C              R
-------------------------------   ------------   ------------   ------------   ------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 11/1/04
 Ending Account Value             $  958.70      $  954.50      $  954.70      $  958.70
 On 4/30/05
 Expenses Paid During Period*     $    7.92      $   12.65      $   12.07      $    8.40

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, 2.61%, 2.49% and 1.73% for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Company Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2004 through April 30, 2005

Share Class                             A              B              C              R
-------------------------------   ------------   ------------   ------------   ------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 11/1/04
Ending Account Value              $1,016.71      $1,011.85      $1,012.45      $1,016.22
On 4/30/05
Expenses Paid During Period*      $    8.15      $   13.02      $   12.42      $    8.65

* Expenses are equal to the Fund's annualized expense ratio of 1.63%, 2.61%, 2.49% and 1.73% for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05
--------------------------------------------------------------------------------

Price volatility stemming from investor uncertainty had a dampening effect on equity markets, including small-cap stocks, over the past six months. Underexposure to a few key sectors caused Fund performance to lag its benchmark. In the following discussion, co-managers Diego Franzin and Michael Rega review the forces affecting small- cap stocks and describe the strategies they pursued to cope with market volatility.

Q:  How did Pioneer Small Company Fund perform over this period?

A: For the six months ended April 30, 2005, Pioneer Small Company Fund's Class A shares returned -4.13% at net asset value. For the same period, the Russell 2000 Index, the Fund's benchmark, returned -0.15%, and the average return of the 609 funds in Lipper's Small-Cap Core Funds category was 1.87%. Much of the Fund's underperformance can be tied to the portfolio's underweighting in energy and utilities, two sectors that performed well over the period.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What was the investment background like over this period?

A: Investor anxiety about the state of the economy and rising interest rates intensified as the period rolled out. Equity markets reacted to uncertainty much as they did to actual news; buying was restrained in anticipation of Federal Reserve Board meetings, and even more so following rate hike announcements. Analysts also applied unusually close scrutiny to the texts of Federal Reserve Board statements.

    Within the small-company universe, there were spurts of strength among growth sectors, but traditional value areas were leaders overall.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  How did this background affect your investment decisions?

A: We reduced exposure to financial companies, particularly banks, which make up a large part of our benchmark index. Rising short-term interest rates have increased the cost of deposits, while long-term rates that banks charge for mortgages have been relatively flat; the result is a squeeze on profit margins. We also refocused REIT holdings into areas that may benefit from increases in energy prices and spending in biotechnology research.

Q:  Which stocks or sectors had a favorable impact on results?

A: Provident Senior Living, which invests in private-pay senior living facilities, rose sharply on the announcement of its pending acquisition by Ventas (not in the portfolio), a major health care REIT. Fund holdings among industrial companies also rose, reflecting a pick-up in demand for basic materials. Both Toro, which makes equipment for commercial and residential turf maintenance, and trucker Swift Transportation, contributed to Fund results.

    We took profits in Alaska Airlines as we cut commitments to regional airlines that are suffering from surging fuel costs. Prospects appeared better among freight carriers, which are seeing a surge in demand for transport of basic materials and finished goods. Shippers' contracts with freight carriers often contain rate-escalation provisions that are designed to mitigate the impact of higher fuel costs.

    We also recorded gains in Corn Products, a leading producer of starches and liquid sweeteners, when its valuation rose and the apparent downside exceeded potential for further gain. Corn Products later fell, following disappointing results caused by increased cost and negative moves in the corn futures market. Forest Oil, an oil exploration and production company, illustrates our stock selection process: we held off purchasing the stock until we were convinced that Forest's two-year program of upgrading its portfolio of properties was paying off. Shares have risen, reflecting improving operating results.

    Revitalized by the return of the former management team, Stage Stores, operators of Bealls, Peebles and other chains, extended its turnaround. Earlier, a series of unwise merchandise choices had disrupted results and driven the company into bankruptcy. Stage Stores sells nationally branded merchandise in small cities offering an upscale product line compared to competition such as Wal-Mart.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05                              (continued)
--------------------------------------------------------------------------------

    Earnings at Ruby Tuesday, a chain of casual restaurants, lagged when the company dropped coupon programs and switched to more conventional advertising media. Management clearly articulated that it was going to give up short-term success in favor of stronger long-term results. The market focused on the near-term results, punishing the stock. This presented an investment opportunity with a favorable longer-term return profile.

    Lifeline Systems is another example of a Fund holding where we added value to the portfolio. The company is involved in the personal emergency response system industry. They are experiencing strong customer growth as America ages, along with shorter average recovery periods allowed at hospitals. Their product offers these individuals a greater sense of security as they return to their homes knowing medical assistance is close by. Once the service is purchased the monthly service fee paid by subscribers provides for steadier revenue streams.

Q:  What were some of the period's disappointments?

A: San Juan-based mortgage originator Oriental Financial Group felt the pressure of rising interest rates. Bad news affecting a peer company also pressured shares, as did talk of a possible bank tax in Puerto Rico. Biotech company Regeneron underperformed, posting average results for the time period. The stock, however, started to rally at the end of the period due to positive drug trial results.

    We eliminated shares of Rewards Network as subscriber rolls dwindled for its discount dining and hotel programs and management has struggled to maintain investor confidence. Sales of Artisan Technology's power converters, which are used in the manufacturing of network servers, were weaker than anticipated as demand for network servers lessened.

Q: What is your outlook for the months ahead, and how are you positioning the Fund?

A: Continued interest rate increases, the Federal Reserve Board's primary anti-inflation tool, might stifle small-caps because smaller companies often need access to capital. Such a development would lead us to reposition the portfolio more defensively. An end to rate hikes, signaling a slowing economy, could be negative for

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    small companies as well. But a sagging economy and shrinking equity valuations might create a more favorable scenario for our value-focused investment approach.

    We believe that the occasional bursts of energy seen recently in small-cap growth sectors may eventually become more frequent. With that in mind, we have modestly increased the Fund's holdings among technology stocks to bring the Fund more in line with the benchmark. Historically a growth sector, technology valuations have contracted sharply, and many tech companies are now generating more interest. We are monitoring the sector closely, in the belief that growth will return at some point and present a very attractive opportunity that we would seek to take advantage of through careful stock selection.

Investment in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                     Value
             COMMON STOCKS - 99.2%
             Energy - 5.6%
             Oil & Gas Drilling - 0.8%
 29,400      Stone Energy Corp.*                                    $  1,321,236
                                                                    ------------
             Oil & Gas Equipment & Services - 1.5%
 44,425      Maverick Tube Corp.*                                   $  1,292,323
 42,300      Offshore Logistics, Inc.*                                 1,225,431
                                                                    ------------
                                                                    $  2,517,754
                                                                    ------------
             Oil & Gas Exploration & Production - 2                 .7%
 58,650      Forest Oil Corp.*                                      $  2,259,784
 23,300      Houston Exploration Co.*                                  1,186,902
 28,475      Spinnaker Exploration Co.*                                  911,485
                                                                    ------------
                                                                    $  4,358,171
                                                                    ------------
             Oil & Gas Storage & Transportation - 0                 .6%
 18,200      Overseas Shipholding Group, Inc.*                      $  1,027,026
                                                                    ------------
             Total Energy                                           $  9,224,187
                                                                    ------------
             Materials - 8.2%
             Aluminum - 0.8%
 55,800      Century Aluminum Co.*(b)                               $  1,300,140
                                                                    ------------
             Diversified Chemical - 0.8%
 25,900      FMC Corp.*                                             $  1,269,100
                                                                    ------------
             Materials - 1.1%
 10,100      Mega Blocks*                                           $    143,998
116,150      Mega Bloks, Inc. (144A)*                                  1,655,991
                                                                    ------------
                                                                    $  1,799,989
                                                                    ------------
             Metal & Glass Containers - 0.7%
 25,925      Kennametal, Inc.                                       $  1,174,403
                                                                    ------------
             Paper Products - 0.6%
 75,200      Wausau-Mosinee Paper Corp.                             $    997,904
                                                                    ------------
             Specialty Chemicals - 2.1%
 53,100      Cambrex Corp.                                          $  1,008,900
 46,700      H.B. Fuller Co.                                           1,415,944
139,500      PolyOne Corp.*                                            1,076,940
                                                                    ------------
                                                                    $  3,501,784
                                                                    ------------


14  The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
             Steel - 2.1%
 63,100      NS Group, Inc.*                                        $  1,814,756
 91,400      Ryerson Tull, Inc. (b)                                      955,130
 16,500      Texas Industries, Inc.*                                     761,970
                                                                    ------------
                                                                    $  3,531,856
                                                                    ------------
             Total Materials                                        $ 13,575,176
                                                                    ------------
             Capital Goods - 7.3%
             Aerospace & Defense - 1.4%
 80,300      Hexcel Corp.*                                          $  1,316,920
105,000      Orbital Sciences Corp.*                                     978,600
                                                                    ------------
                                                                    $  2,295,520
                                                                    ------------
             Construction, Farm Machinery & Heavy T                 rucks - 1.4%
 27,600      Terex Corp.*                                           $  1,031,688
 33,400      The Toro Co.                                              1,380,087
                                                                    ------------
                                                                    $  2,411,775
                                                                    ------------
             Construction & Engineering - 0.7%
 79,200      Perini Corp.*                                          $  1,097,712
                                                                    ------------
             Electrical Component & Equipment - 1.1                 %
113,300      Artesyn Technologies, Inc.*(b)                         $    798,765
 35,600      Thomas & Betts Corp.*                                     1,107,872
                                                                    ------------
                                                                    $  1,906,637
                                                                    ------------
             Industrial Conglomerates - 1.3%
 70,000      Brush Engineered Materials, Inc.*                      $  1,001,700
 66,900      Tredegar Corp.                                            1,087,794
                                                                    ------------
                                                                    $  2,089,494
                                                                    ------------
             Industrial Machinery - 1.4%
 64,000      AGCO Corp.*                                            $  1,100,800
 38,300      Albany International Corp.                                1,201,088
                                                                    ------------
                                                                    $  2,301,888
                                                                    ------------
             Total Capital Goods                                    $ 12,103,026
                                                                    ------------
             Commercial Services & Supplies - 3.3%
             Commercial Printing - 1.5%
 24,800      Consolidated Graphics, Inc.*                           $  1,138,320
 35,300      John H. Harland Co.                                       1,270,800
                                                                    ------------
                                                                    $  2,409,120
                                                                    ------------


 The accompanying notes are an integral part of these financial statements.  15

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                   (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
             Diversified Commercial Services - 0.6%
 33,045      The Brinks Co.                                         $  1,066,032
                                                                    ------------
             Human Resource & Employment Services - 1.              2%
 85,500      Administaff, Inc.*                                     $  1,168,784
 61,300      Korn/Ferry International*                                   882,720
                                                                    ------------
                                                                    $  2,051,504
                                                                    ------------
             Total Commercial Services & Supplies                   $  5,526,656
                                                                    ------------
             Transportation - 3.4%
             Railroads - 1.3%
 47,700      Genesee & Wyoming, Inc.*                               $  1,138,122
 95,200      RailAmerica, Inc.*                                          982,464
                                                                    ------------
                                                                    $  2,120,586
                                                                    ------------
             Trucking - 2.1%
 30,800      Arkansas Best Corp.                                    $    971,124
 37,300      Overnite Corp.                                            1,118,254
 67,700      Swift Transportation Co., Inc.*                           1,444,041
                                                                    ------------
                                                                    $  3,533,419
                                                                    ------------
             Total Transportation                                   $  5,654,005
                                                                    ------------
             Automobiles & Components - 1.3%
             Auto Parts & Equipment - 0.7%
 76,900      Aftermarket Technology Corp.*                          $  1,188,874
                                                                    ------------
             Automobile Manufacturers - 0.6%
 33,200      Winnebago Industries, Inc. (b)                         $    967,448
                                                                    ------------
             Total Automobiles & Components                         $  2,156,322
                                                                    ------------
             Consumer Durables & Apparel - 2.1%
             Apparel, Accessories & Luxury Goods - 0.6              %
144,350      Charming Shoppes, Inc.*                                $  1,073,964
                                                                    ------------
             Footwear - 0.8%
 65,550      Wolverine World Wide, Inc.                             $  1,330,010
                                                                    ------------
             Housewares & Specialties - 0.7%
 40,100      Yankee Candle Co.*                                     $  1,114,379
                                                                    ------------
             Total Consumer Durables & Apparel                      $  3,518,353
                                                                    ------------


 16  The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
             Consumer Services - 2.5%
             Casinos & Gaming - 0.6%
 48,500      Scientific Games Corp.*                                $  1,041,295
                                                                    ------------
             Restaurants - 1.9%
 41,500      Rare Hospitality International, Inc.*                  $  1,154,530
 83,500      Ruby Tuesday, Inc.                                        1,878,750
                                                                    ------------
                                                                    $  3,033,280
                                                                    ------------
             Total Consumer Services                                $  4,074,575
                                                                    ------------
             Media - 2.2%
             Advertising - 0.8%
 23,100      R.H. Donnelley Corp.*                                  $  1,315,545
                                                                    ------------
             Broadcasting & Cable Television - 0.7%
 85,800      Gray Television, Inc.                                  $  1,128,270
                                                                    ------------
             Movies & Entertainment - 0.7%
 51,175      Alliance Atlantis Communications, Inc.*                $  1,206,707
                                                                    ------------
             Total Media                                            $  3,650,522
                                                                    ------------
             Retailing - 5.0%
             Apparel Retail - 3.6%
 62,200      Aeropostale, Inc.*                                     $  1,737,245
106,800      Guess?, Inc.*                                             1,390,536
 92,900      Skechers U.S.A.*                                          1,137,096
 47,500      Stage Stores, Inc.*                                       1,796,450
                                                                    ------------
                                                                    $  6,061,327
                                                                    ------------
             General Merchandise Stores - 0.6%
 43,500      American Greetings Corp.                               $    985,275
                                                                    ------------
             Internet Retail - 0.8%
114,000      Netflix, Inc.*(b)                                      $  1,317,840
                                                                    ------------
             Total Retailing                                        $  8,364,442
                                                                    ------------
             Food & Drug Retailing - 1.4%
             Food Distributors - 0.8%
 28,277      The J.M. Smucker Co.                                   $  1,403,105
                                                                    ------------
             Food Retail - 0.6%
 25,100      Ralcorp Holdings, Inc.*                                $    994,462
                                                                    ------------
             Total Food & Drug Retailing                            $  2,397,567
                                                                    ------------


 The accompanying notes are an integral part of these financial statements.  17

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                 (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
             Food, Beverage & Tobacco - 0.7%
             Packaged Foods & Meats - 0.7%
 29,100      Lancaster Colony Corp.                                 $  1,209,396
                                                                    ------------
             Total Food, Beverage & Tobacco                         $  1,209,396
                                                                    ------------
             Household & Personal Products - 0.7%
             Household Products - 0.7%
 55,275      Nu Skin Enterprises, Inc.                              $  1,216,050
                                                                    ------------
             Total Household & Personal Products                    $  1,216,050
                                                                    ------------
             Health Care Equipment & Services - 9.3%
             Health Care Equipment - 2.1%
 27,850      Haemonetics Corp.*                                     $  1,191,145
 36,800      PolyMedica Corp.                                          1,140,432
 49,100      Steris Corp.*                                             1,162,688
                                                                    ------------
                                                                    $  3,494,265
                                                                    ------------
             Health Care Facilities - 3.2%
 33,600      Kindred Healthcare, Inc.*(b)                           $  1,105,440
 30,275      Lifepoint Hospitals, Inc.*(b)                             1,345,724
 25,725      Sunrise Senior Living, Inc.*(b)                           1,318,149
 27,100      Universal Health Services, Inc. (Class B)                 1,537,654
                                                                    ------------
                                                                    $  5,306,967
                                                                    ------------
             Health Care Services - 2.6%
 25,000      Cerner Corp.*(b)                                       $  1,451,500
 47,600      Lifeline Systems, Inc.*                                   1,623,160
 18,125      Pediatrix Medical Group, Inc.*                            1,234,131
                                                                    ------------
                                                                    $  4,308,791
                                                                    ------------
             Health Care Supplies - 0.9%
109,700      Merit Medical Systems, Inc.*                           $  1,387,705
                                                                    ------------
             Managed Health Care - 0.5%
 12,850      Coventry Health Care, Inc.*                            $    879,326
                                                                    ------------
             Total Health Care Equipment & Services                 $ 15,377,054
                                                                    ------------
             Pharmaceuticals & Biotechnology - 4.4%
             Biotechnology - 2.8%
 49,400      Connetics Corp.*(b)                                    $  1,073,462
131,750      Cubist Pharmaceuticals, Inc.*                             1,192,338


 18   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
             Biotechnology (continued)
104,100      InterMune, Inc.*                                       $  1,124,280
 61,400      Serologicals Corp.*                                       1,321,942
                                                                    ------------
                                                                    $  4,712,022
                                                                    ------------
             Pharmaceuticals - 1.6%
 58,500      Able Laboratories, Inc.*                               $  1,394,640
 47,200      Bone Care International, Inc.*(b)                         1,218,232
                                                                    ------------
                                                                    $  2,612,872
                                                                    ------------
             Total Pharmaceuticals & Biotechnology                  $  7,324,894
                                                                    ------------
             Banks - 8.9%
             Diversified Banks - 2.0%
 67,300      Commercial Capital Bankcorp, Inc.                      $  1,062,667
 63,150      Provident Financial Services, Inc.                        1,072,919
 43,900      Trustmark Corp.                                           1,208,128
                                                                    ------------
                                                                    $  3,343,714
                                                                    ------------
             Regional Banks - 4.9%
 53,600      BancorpSouth, Inc.                                     $  1,134,712
 18,875      City National Corp.                                       1,330,688
 54,900      Community Bank System, Inc.                               1,214,937
 41,900      Greater Bay Bancorp                                       1,054,204
 58,900      Irwin Financial Corp.                                     1,182,122
 36,500      Provident Bankshares Corp.                                1,068,720
 51,700      Susquehanna Bancshares, Inc.                              1,087,251
                                                                    ------------
                                                                    $  8,072,634
                                                                    ------------
             Thrifts & Mortgage Finance - 2.0%
 41,600      BankUnited Financial Corp.                             $    993,408
 43,850      Commercial Federal Corp.                                  1,144,924
 25,925      Webster Financial Corp.                                   1,178,291
                                                                    ------------
                                                                    $  3,316,623
                                                                    ------------
             Total Banks                                            $ 14,732,971
                                                                    ------------
             Diversified Financials - 2.1%
             Consumer Finance - 1.5%
 57,925      Advanta Corp. (Class B)                                $  1,422,059
 56,000      Charter Municipal Mortgage Acceptance Co.                 1,170,400
                                                                    ------------
                                                                    $  2,592,459
                                                                    ------------



 The accompanying notes are an integral part of these financial statements.  19

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05            (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
             Investment Banking & Brokerage - 0.6%
 60,046      Apollo Investment Corp.                                $    952,330
                                                                    ------------
             Total Diversified Financials                           $  3,544,789
                                                                    ------------
             Insurance - 2.8%
             Life & Health Insurance - 0.8%
 30,100      AmerUs Group Co. (b)                                   $  1,415,001
                                                                    ------------
             Property & Casualty Insurance - 2.0%
 65,400      Bristol West Holdings, Inc.                            $    986,232
 36,500      Infinity Property & Casualty Corp.                        1,184,425
 24,875      Selective Insurance Group, Inc.                           1,098,231
                                                                    ------------
                                                                    $  3,268,888
                                                                    ------------
             Total Insurance                                        $  4,683,889
                                                                    ------------
             Real Estate - 7.9%
             Real Estate Investment Trusts - 7.9%
121,500      Anworth Mortgage Asset Corp.                           $  1,133,595
 69,702      BioMed Property Trust, Inc.                               1,407,980
 38,100      Brandywine Realty Trust                                   1,078,230
 35,100      Capital Trust, Inc.                                       1,182,168
 41,400      Cousins Properties, Inc.                                  1,117,800
 39,500      Heritage Property Investment Trust (b)                    1,216,600
142,800      MFA Mortgage Investments, Inc.                            1,025,304
 40,500      Newcastle Investment Corp.                                1,194,345
131,175      Provident Senior Living (144A)                            2,623,500
 22,300      Redwood Trust, Inc.                                       1,117,676
                                                                    ------------
                                                                    $ 13,097,198
                                                                    ------------
             Total Real Estate                                      $ 13,097,198
                                                                    ------------
             Software & Services - 6.8%
             Application Software - 4.7%
 55,000      Advent Software, Inc.*                                 $    981,200
108,300      eResearch Technology, Inc.*                               1,230,288
 49,700      Macrovision Corp.*                                        1,016,365
207,500      Parametric Technology Co.*                                1,103,900
101,400      Valueclick, Inc.*                                         1,050,504
122,000      Verity, Inc.*                                             1,000,400
110,500      Wind River Systems*                                       1,434,290
                                                                    ------------
                                                                    $  7,816,947
                                                                    ------------


 20  The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
             Data Processing & Outsourced Services - 0.7%
 82,000      The BISYS Group, Inc.*                                 $  1,157,840
                                                                    ------------
             Home Entertainment Software - 0.8%
190,150      Plato Learning, Inc.*                                  $  1,393,800
                                                                    ------------
             Internet Software & Services - 0.6%
100,300      Earthlink, Inc.*                                       $    920,754
                                                                    ------------
             Total Software & Services                              $ 11,289,341
                                                                    ------------
             Technology Hardware & Equipment - 7.0%
             Networking Equipment - 1.0%
198,400      Brocade Communications Systems, Inc.*                  $    865,024
199,200      Extreme Networks, Inc.*                                     886,440
                                                                    ------------
                                                                    $  1,751,464
                                                                    ------------
             Communications Equipment - 2.8%
222,300      Arris Group, Inc.*                                     $  1,687,257
 68,500      CommScope, Inc.*                                            967,220
 75,100      SeaChange International, Inc.*(b)                           773,906
122,400      Symmetricom, Inc.*                                        1,260,720
                                                                    ------------
                                                                    $  4,689,103
                                                                    ------------
             Computer Storage & Peripherals - 1.5%
405,800      Quantum Corp.*                                         $    973,920
 50,200      Intergraph Corp.*                                         1,484,414
                                                                    ------------
                                                                    $  2,458,334
                                                                    ------------
             Electronic Equipment & Instruments - 0.6%
177,600      Identix, Inc.*                                         $    939,504
                                                                    ------------
             Electronic Manufacturing Services - 0.6%
111,400      TTM Technologies, Inc.*                                $  1,003,714
                                                                    ------------
             Technology Distributors - 0.5%
 59,400      Agilysys, Inc.                                         $    785,268
                                                                    ------------
             Total Technology Hardware & Equipment                  $ 11,627,387
                                                                    ------------


 The accompanying notes are an integral part of these financial statements.  21

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05            (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
             Semiconductors - 2.1%
             Semiconductor Equipment - 2.1%
170,200      Axcelis Technologies, Inc.*                            $  1,056,942
126,600      Entegris, Inc.*                                           1,090,026
 80,700      Photronics, Inc.*                                         1,283,130
  7,400      PortalPlayer, Inc.*(b)                                      126,466
                                                                    ------------
                                                                    $  3,556,564
                                                                    ------------
             Total Semiconductors                                   $  3,556,564
                                                                    ------------
             Telecommunication Services - 1.7%
             Integrated Telecommunication Services - 1.2%
107,825      Aeroflex, Inc.*                                        $    855,052
100,100      CT Communications, Inc.                                   1,149,148
                                                                    ------------
                                                                    $  2,004,200
                                                                    ------------
             Wireless Telecommunication Services - 0.5%
144,250      Boston Communications Group, Inc.*                     $    802,030
                                                                    ------------
             Total Telecommunication Services                       $  2,806,230
                                                                    ------------
             Utilities - 2.3%
             Electric Utilities - 1.4%
 28,600      CH Energy Group, Inc.                                  $  1,219,790
 42,400      IDACORP, Inc.                                             1,143,952
                                                                    ------------
                                                                    $  2,363,742
                                                                    ------------
             Gas Utilities - 0.9%
 56,300      Atmos Energy Corp.                                     $  1,480,690
                                                                    ------------
             Total Utilities                                        $  3,844,432
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $169,953,926)                                    $164,555,026
                                                                    ------------
             RIGHTS/WARRANTS - 0.1%
             Energy - 0.1%
             Oil & Gas Exploration & Production - 0.1%
 28,200      Arena Resources Warrants, EXP 8/9/08*                  $    129,720
                                                                    ------------
             TOTAL RIGHTS/WARRANTS
             (Cost $28,607)                                         $    129,720
                                                                    ------------


 22  The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
               TEMPORARY CASH INVESTMENTS - 8.6%
14,237,435     Securities Lending Investment Fund, 2.88%            $ 14,237,435
                                                                    ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $14,237,435)                                   $ 14,237,435
                                                                    ------------
               TOTAL INVESTMENT IN SECURITIES - 107.9%
               (Cost $184,219,968) (a)                              $178,922,181
                                                                    ------------
               OTHER ASSETS AND LIABILITIES - (7.9)%                $(13,119,344)
                                                                    ------------
               TOTAL NET ASSETS - 100.0%                            $165,802,837
                                                                    ============

*     Non-income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2005, the value of these securities amounted to $4,279,491 or 2.6% of total net assets.

(a) At April 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $184,386,795 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost              $13,807,965
       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value              (19,272,579)
                                                                    -----------
       Net unrealized loss                                          $(5,464,614)
                                                                    ===========

(b)   At April 30, 2005, the following securities were out on loan:

Shares           Security                                          Market Value
      28,505     AmerUs Group Co.                                   $ 1,340,020
     107,546     Artesyn Technologies, Inc.*                            758,199
      36,380     Bone Care International, Inc.*                         938,968
      38,920     Century Aluminum Co.*                                  906,836
      23,585     Cerner Corp.*                                        1,369,109
      12,253     Connetics Corp.*                                       266,258
      37,520     Heritage Property Investment Trust                   1,155,616
      13,415     Kindred Healthcare, Inc.*                              441,354
      23,200     Impac Mortgage Holdings, Inc.+                         425,024
      28,710     Lifepoint Hospitals, Inc.*                           1,276,160
     108,300     Netflix, Inc.*                                       1,250,865
       7,025     PortalPlayer, Inc.*                                    120,057
      76,515     Ryerson Tull, Inc.                                     799,582
      71,260     SeaChange International, Inc.*                         734,334
      24,388     Sunrise Senior Living, Inc.*                         1,249,641
      31,500     Winnebago Industries, Inc.                             917,910
                                                                    -----------
                 Total                                              $13,949,933
                                                                    ===========

+  Pending sale for security Impac Mortgage Holdings, Inc. as of 4/30/05

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2005 aggregated $183,360,676 and $196,821,169, respectively.


 The accompanying notes are an integral part of these financial statements.  23

Pioneer Small Company Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $13,949,933 (cost of $184,219,968)                              $178,922,181
  Cash                                                                   175,880
  Receivables -
    Investment securities sold                                         1,623,010
    Fund shares sold                                                      46,301
    Dividends, interest and foreign taxes withheld                       168,669
  Other                                                                    3,191
                                                                    ------------
      Total assets                                                  $180,939,232
                                                                    ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $    308,141
    Fund shares repurchased                                              196,577
    Upon return of securities loaned                                  14,237,435
  Due to affiliates                                                      326,954
  Accrued expenses                                                        67,288
                                                                    ------------
      Total liabilities                                             $ 15,136,395
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $139,205,550
  Undistributed net investment loss                                     (345,728)
  Accumulated net realized gain on investments                        32,240,802
  Net unrealized loss on investments                                  (5,297,787)
                                                                    ------------
      Total net assets                                              $165,802,837
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $126,501,945/9,153,468 shares)                  $      13.82
                                                                    ============
  Class B (based on $25,553,249/2,008,741 shares)                   $      12.72
                                                                    ============
  Class C (based on $13,645,723/1,087,148 shares)                   $      12.55
                                                                    ============
  Class R (based on $101,920/7,376 shares)                          $      13.82
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($13.82 [divided by] 94.25%)                              $      14.66
                                                                    ============


 24  The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/05

INVESTMENT INCOME:
  Dividends (net of taxes withheld of $1,962)      $1,150,374
  Interest                                             19,517
  Income from securities loaned, net                   58,742
                                                   ----------
      Total investment income                                      $  1,228,633
                                                                   ------------
EXPENSES:
  Management fees                                  $  796,231
  Transfer agent fees and expenses
    Class A                                           278,422
    Class B                                            94,517
    Class C                                            38,194
    Class R                                               119
  Distribution fees
    Class A                                           174,838
    Class B                                           152,704
    Class C                                            77,172
    Class R                                               258
  Administrative reimbursements                        18,258
  Custodian fees                                       14,945
  Registration fees                                    46,181
  Professional fees                                    23,989
  Printing expense                                     17,951
  Fees and expenses of nonaffiliated trustees           3,621
  Miscellaneous                                         8,795
                                                   ----------
      Total expenses                                               $  1,746,195
      Less fees paid indirectly                                          (5,007)
                                                                   ------------
      Net expenses                                                 $  1,741,188
                                                                   ------------
        Net investment loss                                        $   (512,555)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain on investments                                 $ 32,241,466
                                                                   ------------
  Change in net unrealized loss on investments                     $(38,549,716)
                                                                   ------------
        Net loss on investments                                    $ (6,308,250)
                                                                   ------------
        Net decrease in net assets resulting from
          operations                                               $ (6,820,805)
                                                                   ============


 The accompanying notes are an integral part of these financial statements.  25

Pioneer Small Company Fund

-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/05 and the Year Ended 10/31/04

                                                           Six Months
                                                             Ended
                                                             4/30/05        Year Ended
                                                           (unaudited)       10/31/04
FROM OPERATIONS:
Net investment loss                                      $    (512,555)   $  (1,808,414)
Net realized gain on investments                            32,241,466       17,698,710
Change in net unrealized gain (loss) on investments        (38,549,716)       6,289,067
                                                         -------------    -------------
    Net increase (decrease) in net assets resulting
     from operations                                     $  (6,820,805)   $  22,179,363
                                                         -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($1.28 and $0.39 per share, respectively)    $ (11,525,294)   $  (2,873,646)
    Class B ($1.28 and $0.39 per share, respectively)       (2,757,640)      (1,969,903)
    Class C ($1.28 and $0.39 per share, respectively)       (1,368,454)        (422,404)
    Class R ($1.28 and $0.39 per share, respectively)           (7,792)             (18)
                                                         -------------    -------------
     Total distributions to shareowners                  $ (15,659,180)   $  (5,265,971)
                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  15,374,195    $  64,719,597
Reinvestment of distributions                               13,928,678        4,616,267
Cost of shares repurchased                                 (26,790,567)     (88,522,148)
                                                         -------------    -------------
    Net increase (decrease) in net assets resulting
     from fund share transactions                        $   2,512,306    $ (19,186,284)
                                                         -------------    -------------
    Net decrease in net assets                           $ (19,967,679)   $  (2,272,892)
NET ASSETS:
Beginning of period                                        185,770,516      188,043,408
                                                         -------------    -------------
End of period (including accumulated undistributed
  net investment income (loss) of ($345,728) and
  $166,827, respectively)                                $ 165,802,837    $ 185,770,516
                                                         =============    =============


 26  The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '05 Shares      '05 Amounts
                                   (unaudited)      (unaudited)     '04 Shares     '04 Amounts
CLASS A
Shares sold                           642,205    $   9,752,717       3,506,106    $  54,319,024
Reinvestment of distributions         672,263       10,305,795         184,771        2,625,595
Less shares repurchased            (1,170,376)     (17,683,432)     (2,087,386)     (31,517,416)
                                   ----------    -------------      ----------    -------------
    Net increase                      144,092    $   2,375,080       1,603,491    $  25,427,203
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                           247,477    $   3,566,684         428,293    $   6,089,793
Reinvestment of distributions         175,204        2,482,634         124,025        1,654,494
Less shares repurchased              (460,476)      (6,350,640)     (3,595,334)     (52,152,699)
                                   ----------    -------------      ----------    -------------
    Net decrease                      (37,795)   $    (301,322)     (3,043,016)   $ (44,408,412)
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                           145,861    $   2,022,362         301,241    $   4,230,661
Reinvestment of distributions          81,339        1,137,123          25,506          336,178
Less shares repurchased              (201,367)      (2,755,595)       (347,511)      (4,850,682)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)            25,833    $     403,890         (20,764)   $    (283,843)
                                   ==========    =============      ==========    =============
CLASS R
Shares sold                             2,085    $      32,432           5,190    $      80,119
Reinvestment of distributions             204            3,126               -                -
Less shares repurchased                   (58)            (900)            (90)          (1,351)
                                   ----------    -------------      ----------    -------------
    Net increase                        2,231    $      34,658           5,100    $      78,768
                                   ==========    =============      ==========    =============

 The accompanying notes are an integral part of these financial statements.  27

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                           Ended 4/30/05  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS A                                                     (unaudited)    10/31/04    10/31/03    10/31/02    10/31/01    10/31/00
Net asset value, beginning of period                         $  15.62       $ 14.24     $ 11.44    $   13.06    $ 14.16    $  10.83
                                                             --------       -------     -------    ---------    -------    --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $  (0.03)      $ (0.09)    $ (0.03)   $   (0.05)   $ (0.04)   $   0.06
 Net realized and unrealized gain (loss) on investments         (0.49)         1.86        2.83        (1.57)     (0.82)       3.27
                                                             --------       -------     -------    ---------    -------    --------
   Net increase (decrease) from investment operations        $  (0.52)      $  1.77     $  2.80    $   (1.62)   $ (0.86)   $   3.33
Distributions to shareowners:
 Net realized gain                                              (1.28)        (0.39)          -            -      (0.24)          -
                                                             --------       -------     -------    ---------    -------    --------
Net increase (decrease) in net asset value                   $  (1.80)      $  1.38     $  2.80    $   (1.62)   $ (1.10)   $   3.33
                                                             --------       -------     -------    ---------    -------    --------
Net asset value, end of period                               $  13.82       $ 15.62     $ 14.24    $   11.44    $ 13.06    $  14.16
                                                             ========       =======     =======    =========    =======    ========
Total return*                                                   (4.13)%       12.70%      24.48%      (12.40)%    (6.13)%     30.75%
Ratio of net expenses to average net assets+                     1.63%**       1.59%       1.80%        1.62%      1.58%       1.58%
Ratio of net investment income (loss)
 to average net assets+                                         (0.32)**      (0.65)%     (0.33)%      (0.38)%    (0.36)%      0.02%
Portfolio turnover rate                                           200%**         26%         39%          27%        42%         55%
Net assets, end of period (in thousands)                     $126,502       $140,711    $105,489   $  89,923    $111,995   $119,375
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    1.63%**       1.59%       1.80%        1.60%      1.55%       1.55%
 Net investment income (loss)                                   (0.32)**      (0.65)%     (0.33)%      (0.36)%    (0.33)%      0.05%

   The accompanying notes are an integral part of these financial statements.

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
   Total return would be reduced if sales charges were taken into account. ** Annualized
 + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           Six Months
                                                         Ended 4/30/05  Year Ended  Year Ended  Year Ended   Year Ended  Year Ended
CLASS B                                                   (unaudited)    10/31/04    10/31/03    10/31/02     10/31/01    10/31/00
Net asset value, beginning of period                      $   14.53       $ 13.40     $ 10.84    $   12.46     $ 13.63     $ 10.50
                                                          ---------       -------     -------    ---------     -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                      $   (0.10)      $ (0.33)    $ (0.19)   $   (0.02)    $ (0.15)    $ (0.13)
 Net realized and unrealized gain (loss) on investments       (0.43)         1.85        2.75        (1.60)      (0.78)       3.26
                                                          ---------       -------     -------    ---------     -------     -------
   Net increase (decrease) from investment operations     $   (0.53)      $  1.52     $  2.56    $   (1.62)    $ (0.93)    $  3.13
Distributions to shareowners:
 Net realized gain                                            (1.28)        (0.39)          -            -       (0.24)          -
                                                          ---------       -------     -------    ---------     -------     -------
Net increase (decrease) in net asset value                $   (1.81)      $  1.13     $  2.56    $   (1.62)    $ (1.17)    $  3.13
                                                          ---------       -------     -------    ---------     -------     -------
Net asset value, end of period                            $   12.72       $ 14.53     $ 13.40    $   10.84     $ 12.46     $ 13.63
                                                          =========       =======     =======    =========     =======     =======
Total return*                                                 (4.55)%       11.60%      23.62%      (13.00)%     (6.90)%     29.81%
Ratio of net expenses to average net assets+                   2.61%**       2.48%       2.51%        2.32%       2.28%       2.28%
Ratio of net investment loss to average net assets+           (1.30)%**     (1.51)%     (1.03)%      (1.08)%     (1.06)%     (0.68)%
Portfolio turnover rate                                         200%**         26%         39%          27%         42%         55%
Net assets, end of period (in thousands)                  $  25,553       $29,744     $68,222    $  76,515     $100,204    $117,667
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                  2.61%**       2.48%       2.51%        2.30%       2.25%       2.26%
 Net investment loss                                          (1.30)%**     (1.51)%     (1.03)%      (1.06)%     (1.03)%     (0.66)%


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account. ** Annualized
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                           Six Months
                                                         Ended 4/30/05  Year Ended  Year Ended  Year Ended   Year Ended  Year Ended
CLASS C                                                   (unaudited)    10/31/04    10/31/03    10/31/02     10/31/01    10/31/01
Net asset value, beginning of period                      $   14.35       $ 13.24     $ 10.73    $   12.38     $ 13.55     $ 10.47
                                                          ---------       -------     -------    ---------     -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                      $   (0.08)      $ (0.23)    $ (0.16)   $   (0.02)    $ (0.15)    $ (0.11)
 Net realized and unrealized gain (loss) on investments   $   (0.44)         1.73        2.67    $   (1.63)      (0.78)       3.19
                                                          ---------       -------     -------    ---------     -------     -------
   Net increase (decrease) from investment operations     $   (0.52)      $  1.50     $  2.51    $   (1.65)    $ (0.93)    $  3.08
Distributions to shareowners:
 Net realized gain                                            (1.28)        (0.39)          -            -       (0.24)          -
                                                          ---------       -------     -------    ---------     -------     -------
Net increase (decrease) in net asset value                $   (1.80)      $  1.11     $  2.51    $   (1.65)    $ (1.17)    $  3.08
                                                          ---------       -------     -------    ---------     -------     -------
Net asset value, end of period                            $   12.55       $ 14.35     $ 13.24    $   10.73     $ 12.38     $ 13.55
                                                          =========       =======     =======    =========     =======     =======
Total return*                                                 (4.53)%       11.59%      23.39%      (13.33)%     (6.94)%     29.42%
Ratio of net expenses to average net assets+                   2.49%**       2.53%       2.69%        2.60%       2.45%       2.43%
Ratio of net investment loss to average net assets+           (1.17)%**     (1.59)%     (1.22)%      (1.37)%     (1.25)%     (0.86)%
Portfolio turnover rate                                         200%**         26%         39%          27%         42%         55%
Net assets, end of period (in thousands)                  $  13,646       $15,235     $14,331    $  12,644     $10,290     $ 9,401
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                                  2.49%**       2.53%       2.69%        2.58%       2.41%       2.39%
 Net investment loss                                          (1.17)%**     (1.59)%     (1.22)%      (1.35)%     (1.21)%     (0.82)%

   The accompanying notes are an integral part of these financial statements.

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account. ** Annualized
 +  Ratios with no reduction for fees paid indirectly.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended
                                                     4/30/05      Year Ended    4/1/03 (a) to
CLASS R                                            (unaudited)     10/31/04       10/31/03
Net asset value, beginning of period                $  15.62        $ 14.25       $  11.08
                                                    --------        -------       --------
Increase (decrease) from investment operations:
  Net investment loss                               $  (0.03)       $ (0.05)      $  (0.04)
  Net realized and unrealized gain (loss)
   on investments                                      (0.49)          1.81           3.21
                                                    --------        -------       --------
     Net increase (decrease) from investment
      operations                                    $  (0.52)       $  1.76       $   3.17
Distributions to shareowners:
  Net realized gain                                    (1.28)         (0.39)             -
                                                    --------        -------       --------
Net increase (decrease) in net asset value          $  (1.80)       $  1.37       $   3.17
                                                    --------        -------       --------
Net asset value, end of period                      $  13.82        $ 15.62       $  14.25
                                                    --------        -------       --------
Total return*                                          (4.13)%        12.62%         28.61%
Ratio of net expenses to average net assets+            1.73%**        1.66%          1.74%**
Ratio of net investment loss to average
  net assets+                                          (0.41)%**      (0.80)%        (0.58)%**
Portfolio turnover rate                                  200%**          26%            39%
Net assets, end of period (in thousands)            $    102        $    80       $      1
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          1.73%**        1.66%          1.74%**
  Net investment loss                                  (0.41)%**      (0.80)%        (0.58)%**

(a) Class R shares were first publicly offered on April 1, 2003
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Small Company Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Shares of Class A, Class B, Class C, and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At April 30, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the con-

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05      (unaudited) (continued)
--------------------------------------------------------------------------------

    tracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market and counter party risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of April 30, 2005, there were no open future contracts.

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended October 31, 2004, was as follows:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       2004
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                                                    $        -
   Long-term capital gain                                              5,265,971
                                                                      ----------
    Total                                                             $5,265,971
                                                                      ----------
--------------------------------------------------------------------------------

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2004.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                      $         -
  Undistributed long-term gain                                        15,658,516
  Unrealized appreciation                                             33,418,756
                                                                     -----------
   Total                                                             $49,077,272
                                                                     -----------
--------------------------------------------------------------------------------


    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax basis adjustments on real estate investment trust
    (REIT) holdings.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $10,531 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2005.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05      (unaudited) (continued)
--------------------------------------------------------------------------------

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.  Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2005, $129,523 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $135,375 in transfer agent fees payable to PIMSS at April 30, 2005.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $62,056 in distribution fees payable to PFD at April 30, 2005. The Fund also has adopted a separate Service Plan for Class R Shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05      (unaudited) (continued)
--------------------------------------------------------------------------------

a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2005, CDSCs in the amount of $22,808 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2005, the Fund's expenses were reduced by $5,007 under such arrangements.

6.  Line Of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2005, the Fund had no borrowings under this agreement.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fifth quintile of the peer group for the 12 months ended June 30, 2004, the fifth quintile of the peer group for the three years ended June 30, 2004, and the fourth quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the actions of the Investment Adviser in appointing a new portfolio manager with the objective of enhancing performance supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Manage-

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    ment Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparable funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given the current and anticipated asset levels, a break point in the management fee was not necessary. As the Fund's assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

    Trustees
    John F. Cogan, Jr., Chairman
    David R. Bock
    Mary K. Bush
    Margaret B.W. Graham
    Osbert M. Hood
    Marguerite A. Piret
    Stephen K. West
    John Winthrop

    Officers
    John F. Cogan, Jr., President
    Osbert M. Hood, Executive
      Vice President
    Vincent Nave, Treasurer
    Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com


17628-00-0605
(C)2005 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds,
Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Company Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 28, 2005

* Print the name and title of each signing officer under his or her signature.